ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare		¥ 68,458,147	¥ 59,674,605
Accrued loyalty point program expenses		17,629,095	41,944,880
Accrued commission to third-party distribution partners		27,279,013	30,652,268
Accrued advertisement expenses		17,295,688	10,684,007
Accrued professional fees		6,187,344	11,578,372
Accrued loss on prepurchased hotel inventory with inventory risk		5,676,412	4,162,943
No-show penalties collected from customers on hotels' behalf		21,500,634	14,152,924
Other accrued expenses		8,585,321	28,401,452
Other payables		30,887,208	19,009,543
Business and other taxes		¥ 24,076,365	6,000,216
Payable for investments in non-consolidated affiliates			58,142,000
Accrued purchase consideration			7,907,229	¥ 8,083,545
Total accrued expenses and other current liabilities	$ 35,131,561	¥ 227,575,227	¥ 292,310,439